Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Pay vs Performance Tabular Disclosure (1)
	Summary Compensation Table Total for First PEO	Summary Compensation Table Total for Second PEO	Summary Compensation Table Total for Third PEO	Compensation Actually Paid for First PEO(2)	Compensation Actually Paid for Second PEO(2)	Compensation Actually Paid for Third PEO(2)
2025	—	$5,316,939	$4,400,159	—	$(5,700,843)	$4,958,872
2024	—	$4,858,660	—	—	$9,500,719	—
2023	—	$4,564,374	—	—	$1,876,064	—
2022	$4,737,281	$3,818,318	—	$(4,461,442)	$4,168,890	—
2021	$5,088,592	—	—	$7,696,296	—	—

	Pay vs Performance Tabular Disclosure (1)
			Value of Fixed $100 Investment Based On:
	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid for Non-PEO NEOs(3)	Globus Medical Total Shareholder Return (4)	S&P 500 Health Care Equipment Index Total Shareholder Return (4)	Net Income	Revenue (GAAP)(5)
2025	$2,655,423	$2,532,131	$134	$127	$537,868,000	$2,938,931,000
2024	$2,350,567	$4,425,474	$127	$117	$102,984,000	$2,519,355,000
2023	$2,308,364	$749,611	$82	$106	$122,873,000	$1,568,476,000
2022	$1,750,743	$2,203,657	$114	$97	$190,169,000	$1,022,843,000
2021	$1,606,690	$2,403,858	$111	$119	$149,191,000	$958,102,000

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote	The Company’s PEO for 2021 through April 2022 was David Demski (“First PEO”). In April 2022, Daniel Scavilla (“Second PEO”) succeeded David Demski as the Company’s principal executive officer and remained the PEO until July 2025.In July, Keith Pfeil (Third PEO) succeeded Daniel Scavilla as the Company’s principal executive officer. The Company’s non-PEO NEOs for 2021 were David Paul, Daniel Scavilla, Keith Pfeil, and Kelly Huller. The Company’s non-PEO NEOs for 2022, 2023, and 2024, were David Paul, Keith Pfeil, and Kelly Huller. The Company’s non-PEO NEOs for 2025, were David Paul, Kelly Huller, and Kyle Kline.
Peer Group Issuers, Footnote	For purposes of calculating peer group total shareholder return (“TSR”), the S&P 500 Health Care Equipment Index was utilized pursuant to Item 201(e) of Regulation S-K and as is reflected in our Annual Report on Form 10-K for the fiscal year ended December 31, 2025. In accordance with applicable SEC rules, peer group TSR was calculated on a market capitalization weighted basis according to the respective issuers’ stock market capitalization at the beginning of each period for which a return is indicated. TSR for both the Company and the peer group is based on an initial $100 investment, measured on a cumulative basis from the market close on December 31, 2020, through and including the end of the fiscal year for which TSR is being presented in the table.
Adjustment To PEO Compensation, Footnote

	PEO Compensation Actually Paid Detail
	David Demski (First PEO)		Daniel Scavilla (Second PEO)				Keith Pfeil (Third PEO)
Compensation Element	2021	2022	2022	2023	2024	2025	2025
Summary Compensation Table (SCT) Reported Total Compensation	$5,088,592	$4,737,281	$3,818,318	$4,564,374	$4,858,660	$5,316,939	$4,400,159
Aggregate SCT Reported Equity Compensation (-)	$(3,397,855)	$(3,043,385)	$(2,447,972)	$(2,896,394)	$(2,936,885)	$(5,006,644)	$(2,982,347)
Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	4,865,705	—	$2,948,098	$1,887,506	$5,652,965	—	$3,792,429
Year-Over-Year Change in Fair Value of Awards Granted During Previous FYs & Outstanding (+/-)	$438,419	—	$66,569	$(992,001)	$1,504,125	—	$51,812
Year-Over-Year Change in Fair Value of Awards Granted During Previous FYs & Vesting During Covered FY (+/-)	$701,435	$(118,092)	$(216,123)	$(687,421)	$421,854	$(287,394)	$(303,181)
Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY (-) (a)(b)	—	$(6,037,246)	—	—	—	$(5,723,744)	—
Compensation Actually Paid Determination	$7,696,296	$(4,461,442)	$4,168,890	$1,876,064	$9,500,719	$(5,700,843)	$4,958,872

Notes
(a)Reflects unvested stock option awards canceled in connection with the First PEO’s formal resignation as an employee of the Company (effective June 2022).
(b)Reflects unvested stock option awards canceled in connection with the Second PEO’s formal resignation as an employee of the Company (effective July 2025).

Non-PEO NEO Average Total Compensation Amount	$ 2,655,423	$ 2,350,567	$ 2,308,364	$ 1,750,743	$ 1,606,690
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,532,131	4,425,474	749,611	2,203,657	2,403,858
Adjustment to Non-PEO NEO Compensation Footnote

	Average Non-PEO NEO Compensation Actually Paid Detail
Compensation Element	2021	2022	2023	2024	2025
Summary Compensation Table (SCT) Reported Total Compensation	$1,606,690	$1,750,743	$2,308,364	$2,350,567	$2,655,423
Aggregate SCT Reported Equity Compensation (-)	$(1,067,898)	$(980,646)	$(1,368,655)	$(1,223,702)	$(1,625,185)
Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	$1,529,222	$1,545,476	$879,502	$2,355,402	$1,708,946
Year-Over-Year Change in Fair Value of Awards Granted During Previous FYs & Outstanding (+/-)	$178,265	$66,843	$(615,227)	$700,008	$44,070
Year-Over-Year Change in Fair Value of Awards Granted During Previous FYs & Vesting During Covered FY (+/-)	$157,579	$(178,759)	$(454,373)	$243,199	$(251,123)
Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY (-)	—	—	—	—	—
Compensation Actually Paid Determination	$2,403,858	$2,203,657	$749,611	$4,425,474	$2,532,131

Compensation Actually Paid vs. Total Shareholder Return
The correlation between CAP and TSR demonstrates that NEO pay outcomes generally moved directionally with stockholder value creation throughout the measurement period. However, such alignment was impacted by leadership changes, which caused CAP to vary significantly across the three PEOs. For example, the First PEO’s negative CAP in 2022 ($4.5 million) and the Third PEO’s negative CAP in 2025 ($5.7 million) both reflect transition and forfeiture impacts. Notably, the Company outperformed the S&P 500 Health Care Equipment Index in the fiscal years ended December 31, 2022, 2024, and 2025.

Compensation Actually Paid vs. Net Income
	SEC rules require net income to be presented as a performance measure in the Pay Versus Performance table above. As illustrated in the table, changes in CAP for our PEO and non-PEO NEOs are not totally aligned with performance on net income as a financial performance measure. The relationship between CAP and net income, instead, reflects the multi-faceted nature of our performance assessment, with CAP influenced by both operational performance and market-based factors
Compensation Actually Paid vs. Company Selected Measure
The relationship between CAP and revenue demonstrates the impact of leadership transitions on pay outcomes despite strong operational growth throughout the measurement period. While all of our NEOs’ annual incentive cash bonuses were earned based on total Company revenue achievement, as noted above, leadership transitions significantly impacted CAP outcomes. However, during periods of stable leadership, such as the Second PEO’s tenure during 2023 and 2024, PEO CAP and non-PEO CAP both reflect strong correlation with revenue performance.

Total Shareholder Return Amount	$ 134	127	82	114	111
Peer Group Total Shareholder Return Amount	127	117	106	97	119
Net Income (Loss)	$ 537,868,000	$ 102,984,000	$ 122,873,000	$ 190,169,000	$ 149,191,000
Company Selected Measure Amount	2,938,931,000	2,519,355,000	1,568,476,000	1,022,843,000	958,102,000
Additional 402(v) Disclosure
The following table and related disclosure below are provided in compliance with the requirements of Item 402(v) of Regulation S-K to summarize information regarding the relationship between “Compensation Actually Paid” (“CAP”) (as calculated under applicable SEC rules), for our Principal Executive Officer (“PEO”) and our non-PEO named executive officers (“NEOs”), on an average basis, and the Company’s financial performance for 2025, 2024, 2023, 2022, and 2021.
The methodology for calculating amounts presented in the columns “Compensation Actually Paid for PEO” and “Average Compensation Actually Paid for Non-PEO NEOs,” including details regarding the amounts that were deducted from, and added to, the Summary Compensation Table totals to arrive at the values presented for CAP, are provided in the footnotes to the table.
The calculations and analysis below do not necessarily reflect our approach to aligning executive compensation with performance. For information concerning the Company’s compensation philosophy and how the Company aligns executive compensation with financial performance, refer to the Compensation Discussion and Analysis of this Proxy Statement.
The dollar amounts reported in these columns represent the amount of CAP to the First PEO, Second PEO, and Third PEO, as applicable, in 2021, 2022, 2023, 2024, and 2025, as computed in accordance with Item 402(v) of Regulation S-K. Equity compensation fair value was calculated based on assumptions determined in accordance with FASB ASC Topic 718.The dollar amounts reported in this column represent the average amount of CAP to the non-PEO NEOs in 2021, 2022, 2023, 2024, and 2025, as computed in accordance with Item 402(v) of Regulation S-K. Equity compensation fair value was calculated based on assumptions determined in accordance with FASB ASC Topic 718.We identified revenue as our Company-Selected Measure that represents, in our view, the most important measure used to link CAP to performance for 2025.
The Compensation Committee reviews a variety of Company-wide and individual factors to link executive compensation with Company and executive performance. To promote strong pay-for-performance orientation when setting executive pay levels, the Compensation Committee considers the Company’s absolute and relative total shareholder return, short- and long-term business outlook, including net income and revenue, and the broader market environment.
The following section provides a description of the relationships between the Company’s TSR to a peer comparator index, as well as CAP relative to the Company’s TSR, net income, and revenue over the last five completed fiscal years.

Daniel T. Scavilla [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,316,939	$ 4,858,660	$ 4,564,374	$ 3,818,318
PEO Actually Paid Compensation Amount	$ (5,700,843)	$ 9,500,719	$ 1,876,064	$ 4,168,890
PEO Name	Daniel Scavilla	Daniel Scavilla	Daniel Scavilla	Daniel Scavilla
Keith W. Pfeil [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,400,159
PEO Actually Paid Compensation Amount	$ 4,958,872
PEO Name	Keith Pfeil
David M. Demski [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 4,737,281	$ 5,088,592
PEO Actually Paid Compensation Amount				$ (4,461,442)	$ 7,696,296
PEO Name				David Demski	David Demski
PEO | Daniel T. Scavilla [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,006,644)	$ (2,936,885)	$ (2,896,394)	$ (2,447,972)
PEO | Daniel T. Scavilla [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	5,652,965	1,887,506	2,948,098
PEO | Daniel T. Scavilla [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	1,504,125	(992,001)	66,569
PEO | Daniel T. Scavilla [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(287,394)	421,854	(687,421)	(216,123)
PEO | Daniel T. Scavilla [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,723,744)	0	0	0
PEO | Keith W. Pfeil [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,982,347)
PEO | Keith W. Pfeil [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,792,429
PEO | Keith W. Pfeil [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	51,812
PEO | Keith W. Pfeil [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(303,181)
PEO | Keith W. Pfeil [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | David M. Demski [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(3,043,385)	$ (3,397,855)
PEO | David M. Demski [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	4,865,705
PEO | David M. Demski [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	438,419
PEO | David M. Demski [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(118,092)	701,435
PEO | David M. Demski [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(6,037,246)	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,625,185)	(1,223,702)	(1,368,655)	(980,646)	(1,067,898)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,708,946	2,355,402	879,502	1,545,476	1,529,222
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	44,070	700,008	(615,227)	66,843	178,265
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(251,123)	243,199	(454,373)	(178,759)	157,579
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0